One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605 +1 617 728 7100 Main +1 617 426 6567 Fax www.dechert.com
EDWIN BATISTA edwin.batista@dechert.com +1 617 728 7165 Direct

January 22, 2025

VIA EDGAR

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

100 F Street, NE

Washington, D.C. 20549

Re:    Harbor ETF Trust (the “Registrant”)

  Securities Act File No. 333-255884

  Post-Effective Amendment No. 72

  Investment Company Act File No. 811-23661

  Amendment No. 74

Ladies and Gentlemen:

On behalf of the Registrant, electronically transmitted for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 72 to the Registrant’s registration statement on Form N-1A (“Registration Statement”) under the 1933 Act and Amendment No. 74 to the Registration Statement under the Investment Company Act of 1940, as amended. This filing is being made for the purpose of registering shares of Harbor Emerging Markets Select Equity ETF, Harbor Emerging Markets Equity ETF, Harbor International Equity ETF, Harbor Mid Cap Core ETF, Harbor Mid Cap Value ETF, Harbor SMID Cap Core ETF, Harbor SMID Cap Value ETF and Harbor Transformative Technologies ETF as new series of the Registrant.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 617.728.7165.

Sincerely,

/s/Edwin Batista

Edwin Batista